Quarterly Holdings Report
for
Fidelity® Health Savings Fund
June 30, 2024
HSF-NPRT3-0824
1.9897531.104
Equity Central Funds - 33.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	1,542	143,215
Fidelity Emerging Markets Equity Central Fund (a)	12,372	2,702,205
Fidelity International Equity Central Fund (a)	57,722	6,063,134
Fidelity U.S. Equity Central Fund (a)	81,501	11,142,786
TOTAL EQUITY CENTRAL FUNDS (Cost $16,943,508)		20,051,340

Fixed-Income Central Funds - 38.9%
	Shares	Value ($)
High Yield Fixed-Income Funds - 9.2%
Fidelity Emerging Markets Debt Central Fund (a)	667,552	5,300,361
Fidelity High Income Central Fund (a)	1,400	146,162
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,446,523
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	86,857	7,764,998
Fidelity Investment Grade Bond Central Fund (a)	100,544	9,736,640
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		17,501,638
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $24,185,172)		22,948,161

Money Market Central Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $557,457)	557,345	557,457

Fixed-Income Funds - 26.3%
	Shares	Value ($)
Fidelity International Bond Index Fund (c)	1,351,911	12,356,470
Fidelity Long-Term Treasury Bond Index Fund (c)	333,208	3,162,145
TOTAL FIXED-INCOME FUNDS (Cost $16,353,607)		15,518,615

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,039,744)	59,075,573
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,326)
NET ASSETS - 100.0%	59,059,247

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,202,805	588,538	1,233,886	31,509	-	-	557,457	0.0%
Fidelity Commodity Strategy Central Fund	138,602	135,298	131,657	2,624	(4,806)	5,778	143,215	0.1%
Fidelity Emerging Markets Debt Central Fund	4,871,134	589,097	563,054	242,582	2,575	400,609	5,300,361	0.3%
Fidelity Emerging Markets Debt Local Currency Central Fund	270,192	132,763	416,275	-	16,674	(3,354)	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,572,834	533,049	810,009	36,996	(96,965)	503,296	2,702,205	0.1%
Fidelity Floating Rate Central Fund	281,092	397,292	675,780	6,323	(1,109)	(1,495)	-	0.0%
Fidelity Hedged Equity Central Fund	399,573	241,022	651,013	-	10,561	(143)	-	0.0%
Fidelity High Income Central Fund	138,719	201,000	200,311	9,496	(914)	7,668	146,162	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	6,445,140	2,170,613	953,981	284,111	(73,227)	176,453	7,764,998	1.8%
Fidelity International Equity Central Fund	5,542,430	1,030,239	1,570,432	122,982	100,159	960,738	6,063,134	0.1%
Fidelity Investment Grade Bond Central Fund	8,228,829	2,182,738	958,840	297,302	(53,178)	337,091	9,736,640	0.0%
Fidelity Real Estate Equity Central Fund	128,807	61,707	196,216	-	(5,122)	10,824	-	0.0%
Fidelity U.S. Equity Central Fund	7,931,771	4,503,464	2,984,934	603,122	(38,978)	1,731,463	11,142,786	0.1%
Total	38,151,928	12,766,820	11,346,388	1,637,047	(144,330)	4,128,928	43,556,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	9,835,871	3,272,293	1,085,878	327,044	1,214	332,970	12,356,470
Fidelity Long-Term Treasury Bond Index Fund	5,289,526	502,505	2,747,656	89,799	(794,637)	912,407	3,162,145
	15,125,397	3,774,798	3,833,534	416,843	(793,423)	1,245,377	15,518,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.